Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Feb. 05, 2024	Jan. 01, 2023	Apr. 01, 2022	Oct. 30, 2020
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Percentage of acquired voting equity interests						75.00%
Active users	$ 4,000,000
Percentage of voting equity interests acquired	51.00%
Common stock share issued (in Shares)			46,040
Aggregate price				$ 1,000
Aggregate price per share (in Dollars per share)				$ 1
Interest and penalties incurred	$ 9,450
Deferred offering costs
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Shareholding percentage					51.00%
Lytus Health [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Percentage of voting equity interests acquired				100.00%
Common stock share issued (in Shares)				1,000